RETIREMENT BENEFITS - Net (Benefit) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure
Percentage of the significant plans over global pension and postretirement liabilities, which utilize quarterly measurement policy	90.00%
Amortization of unrecognized
Total net expense (benefit)	$ 10	$ 9	$ 9
U.S. | Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	0	0	1
Interest cost on benefit obligation	351	378	469
Expected return on assets	(683)	(824)	(821)
Amortization of unrecognized
Prior service cost (benefit)	2	2	2
Net actuarial loss (gain)	228	233	200
Curtailment loss (gain)	0	0	1
Settlement (gain) loss	0	0	0
Total net expense (benefit)	(102)	(211)	(148)
U.S. | Postretirement Benefit Plans
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	0	0	0
Interest cost on benefit obligation	13	17	24
Expected return on assets	(13)	(17)	(18)
Amortization of unrecognized
Prior service cost (benefit)	(9)	(2)	0
Net actuarial loss (gain)	(3)	0	0
Curtailment loss (gain)	0	0	0
Settlement (gain) loss	0	0	0
Total net expense (benefit)	(12)	(2)	6
Non-U.S. | Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	149	147	146
Interest cost on benefit obligation	268	246	287
Expected return on assets	(253)	(245)	(281)
Amortization of unrecognized
Prior service cost (benefit)	(6)	5	(4)
Net actuarial loss (gain)	62	70	61
Curtailment loss (gain)	1	(8)	(6)
Settlement (gain) loss	10	(1)	6
Total net expense (benefit)	231	214	209
Non-U.S. | Postretirement Benefit Plans
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	6	7	8
Interest cost on benefit obligation	96	93	104
Expected return on assets	(84)	(77)	(84)
Amortization of unrecognized
Prior service cost (benefit)	(9)	(9)	(10)
Net actuarial loss (gain)	13	20	23
Curtailment loss (gain)	0	0	0
Settlement (gain) loss	0	0	0
Total net expense (benefit)	$ 22	$ 34	$ 41